Note 4 - Discontinued Operations and Assets Held for Sale (Details) - Discontinued Operations (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal of Ocotillo Wind Project	$ (7,445,397)	$ 2,835,821
Ocotillo Wind Project [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal of Ocotillo Wind Project	$ 0	$ 2,936,500